Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Expense, Net	Other expense, net consists of:

	2021	2020
Restructuring and impairments [a]	$101	$269
Net losses (gains) on investments [b]	2	(32)
Merger agreement termination fee [c]	(100)	—
Gain on business combinations [d]	(40)	—
Loss on sale of business [e]	75	—
Impairment of equity-accounted investments [f]	—	347

Other expense, net	$38	$584

Impairments and Loss on Sale of Equity-Accounted Investments
The following table summarizes the impairment charges and loss on sale recorded for certain investments in our Power & Vision segment in 2020:

2020
Impairment of Getrag (Jiangxi) Transmission Co., Ltd. [“GJT”] (i)	$337
Loss on sale and impairment of Dongfeng Getrag Transmission Co. Ltd. [“DGT”] (ii)	10

Total impairments and loss on sale of equity-accounted investments	347
Tax effect on Other Expense, net	(53)
Loss attributable to non-controlling interests	(75)

Non-cash impairment charge included in Net income attributable to Magna International Inc.	$219

(i)
An impairment for GJT was recorded based on pricing pressure in the China market as well as additional declines in volume and sales projections for the foreseeable future. In the fourth quarter of 2020, the governing documents related to GJT were revised, providing the Company with a controlling financial interest. As a result, the Company began consolidating GJT on December 29, 2020, the effective date of the amendments
[note 5].

(ii)	During 2020, we recorded a $10 million [$10 million after tax] loss on the sale of our 50% interest in DGT.